GENERAL	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1: -	GENERAL

a.
Allot Ltd. (the "Company") was incorporated in November 1996 under the laws of the State of Israel. The Company is engaged in developing, selling and marketing of leading innovative network intelligence (“Allot Smart”) and security solutions (“Allot Secure”) for mobile and fixed service providers as well as enterprises worldwide. Our solutions are deployed globally for network and application analytics, traffic control and shaping, network-based security including mobile security, distributed denial of service (DDoS) protection, IoT security, and more. Allot Smart generates insightful intelligence that allows CSPs to analyze every packet of network, user, application and security data, CSPs can see, control and secure their networks, optimizing performance, minimizing costs and maximizing end-user QoE. Allot Secure provide security service for the mass market and SMB at home, at work and on the go for mobile, fixed and 5G converged networks. Allot Secure enables customers to detect security breaches and protect networks and network users from attacks.

The Company's Ordinary Shares are listed in the NASDAQ Global Select Market under the symbol "ALLT" from its initial public offering in November 2006. Since November 2010, the Company's Ordinary Shares have been listed for trading in the Tel Aviv Stock Exchange as well.

The Company holds twelve wholly-owned subsidiaries (the Company together with it's subsidiaries shall collectively be referred to as "Allot"): Allot Communications, Inc. in Burlington, Massachusetts, United-States (the "U.S. subsidiary"), which was incorporated in 1997 under the laws of the State of California, Allot Communication Europe SARL, France (the "European subsidiary"), which was incorporated in 1998 under the laws of France, Allot Communications Japan K.K. in Tokyo, Japan (the "Japanese subsidiary"), which was incorporated in 2004 under the laws of Japan, Allot Communication (UK) Limited (the "UK subsidiary"), which was incorporated in 2006 under the laws of England and Wales, Allot Communications (Asia Pacific) Pte. Ltd. ("the Singaporean subsidiary"), which was incorporated in 2006 under the laws of Singapore, Allot India Private Limited. (the "Indian subsidiary”), which was incorporated in 2012 under the laws of India and commenced its activity in 2013, Allot Communications Africa (PTY) Ltd. (the "African subsidiary”), which was incorporated in 2013 under the laws of South Africa, Allot Communications Spain, S.L. Sociedad Unipersonal (the "Spanish subsidiary”), which was incorporated in 2015 under the laws of Spain, Allot Communications (Colombia) S.A.S (the "Colombian subsidiary”), which was incorporated in 2015 under the laws of Colombia and Allot MexSub (the "Mexican subsidiary"), which was incorporated in 2015 under the laws of Mexico, Allot Turkey Komunikasion Hizmeleri limited (the “Turkish subsidiary”), which was incorporated in 2018 under laws of Turkey, Allot Australia (PTY) LTD (the “Australian subsidiary”), which was incorporated in 2018 under the laws of Australia.

The European, Singaporean, Indian, Colombian, U.S, Japanese, African and Turkish subsidiaries are engaged in sales and marketing, technical support services and other services of the Company's products. The UK and Australian subsidiaries are engaged in sales and marketing and other services.

The Spanish and Mexican subsidiaries commenced operations in 2015 and are engaged in the sales and marketing, technical support and development activities of one of the Company's product lines.

b.	Acquisitions:

a.
On January 14, 2018 (the "Netonomy acquisition date"), the Company entered into a purchase agreement with the shareholders of Netonomy LTD ("Netonomy"), a developer of software-based cybersecurity solutions for the connected home.

The total consideration for the acquisition was $3,765, which consisted of $3,180 paid in cash, holdback amount summing to $303 and additional contingent consideration at a fair value of $282 at the Netonomy acquisition date. As of December 31, 2021, the contingent consideration is estimated at a fair value of $834, The change in fair value of the contingent consideration was recorded to operating expenses.

According to the agreement, the holdback amount (“Holdback Amount”) summing to $1,100 would be held to partially satisfy any claims for indemnification. Such amount shall be paid in three installments consisting each one 40%, 40% and 20% of the Holdback amount following the first, second and 30-months anniversaries of the Closing Date, respectively. Notwithstanding the aforementioned, a sum of $797 out of the Holdback amount shall be paid provided that certain employees keep working in the Company during the here mentioned periods (“the Restricted Holdback Amount”). As of December 31, 2021 the Company has no Holdback liability.

In this agreement, the contingent consideration was payable over a two-and-a-half-year term, starting April 1, 2018 and ended September 30, 2020 ("Contingent Consideration Period") depending on the Company’s revenues from Netonomy’s technology, and has payments cap of $1,100. A maximum sum of $797 out of the contingent consideration amount shall be paid provided that certain employees keep working in the Company during the mentioned period. The obligations in respect of the holdback amount and the contingent consideration are presented under other payables and accrued expenses.

As of December 31, 2022, the Contingent Consideration Period ended however, part of Contingent Consideration was not settled yet. See Note 11c.

The acquisition was accounted for using the purchase method of accounting in accordance with ASC No. 805, “Business Combinations” ("ASC No. 805"). Accordingly, the purchase price was allocated according to the estimated fair values of the assets acquired and liabilities assumed and the excess of the purchase price over the net tangible and identified intangible assets was assigned to goodwill. The fair value of intangible assets was determined by management with the assistance of a third-party valuation.

On July 2018, the merger of Netonomy with the Company was approved by the Israeli tax authorities with Allot as the receiving company and Netonomy as the transferring company and March 31, 2018 as the Merger Date.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value

Non-current assets	$4
Account Payable	(11)
Other Payables	(142)
IPR&D	3,659
Goodwill	121

Net assets acquired	$3,631

The acquired assets are net of cash balance of $132.

IPR&D is related to new technology that is still under development. Netonomy’s solution provides a simple, reliable and secure network for connected homes through a minimal footprint agent installed on the home router, which provides visibility into the network and blocks external and internal attacks. Acquisition costs in a total amount of $49 were recorded to operating expenses. The Company started to depreciate the IPR&D asset from Q3 2019 as the R&D phase was completed and the related product was ready to be sold.

Unaudited pro forma condensed results of operations:

Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company’s consolidated Statements of Comprehensive Loss.

b.
On December 18, 2022 (the "Keepers acquisition date"), the Company entered into an Bussines combination (the "Keepers PPA") with the shareholders of Keepers Child Safety Ltd. ("Keepers") a private company which has a buisness of developing and marketing software to protect children from digital online threats.

The total consideration for the acquisition was $1,152, which consisted of $500 paid in cash and an additional contingent consideration estimated at fair value of $652 at the Keepers acquisition date. As of December 31, 2022, the contingent consideration is estimated at fair value of $656.

The contingent consideration consists of two components: (a) $1,000 paid against actual income. (b) All expected revenues exceeding $1,000 multiplied by 3.0% limited for the period of 10 years as of Valuation Date.

The acquisition was accounted for using the purchase method of accounting in accordance with ASC No. 805, “Business Combinations” ("ASC No. 805"). Accordingly, the purchase price was allocated according to the estimated fair values of the assets acquired and the excess of the purchase price over the net tangible and identified intangible assets was assigned to goodwill.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value

Technology	$1,002
Goodwill	150

Net assets acquired	$1,152

Unaudited pro forma condensed results of operations:

Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company’s consolidated Statements of Comprehensive Loss.